united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23705

Atlas U.S. Tactical Income Fund, Inc.

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

Jaime Pandal

Buchanan Office Center, Road 165 No. 40, Suite 201, Guaynabo, PR 00968

(Name and address of agent for service)

Registrant's telephone number, including area code: 855-969-8440

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

ATLAS U.S. TACTICAL INCOME FUND, INC.

SEMI-ANNUAL REPORT

March 31, 2024

Atlas U.S. Tactical Income Fund, Inc.
Portfolio Review (Unaudited)
March 31, 2024

The Fund’s performance figures for the years ended March 31, 2024, compared to its benchmarks:

	Six Months	One Year	Three Year
Atlas U.S. Tactical Income Fund, Inc.:
Class A without Load	12.47%	8.65%	(2.76)%
Class A with load	8.59%	4.85%	(3.92)%
Class C	12.03%	7.68%	(3.52)%
Bloomberg U.S. Aggregate Bond Index *	5.99%	1.70%	(2.46)%
S&P 500 Total Return Index **	23.48%	29.88%	11.49%

*	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

**	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Returns for periods greater than one year are annualized. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until January 31, 2024, to ensure that the net annual Fund operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Directors, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.15% and 1.90% of gross assets, respectively for Class A and Class C, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus dated February 1, 2024, including underlying funds, are 5.62% for Class A and 6.36% for Class C. Class A shares are subject to a maximum sales charge of 3.50%. Class A and Class C shares are subject to a redemption fee of 1.00% of the amount redeemed if held less than 60 days. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-787-781-1301.

PORTFOLIO COMPOSITION

Percent of Net
Assets
Common Stocks	15.3%
Financials	10.4%
Communications	2.6%
Technology	1.7%
Consumer Discretionary	0.3%
Consumer Staples	0.2%
Real Estate	0.1%
Corporate Bonds	57.0%
Financials	57.0%
U.S. Government & Agencies	97.6%
Liabilities in Excess of Other Assets	(69.9)%
Net Assets	100.0%

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.3%
	APPAREL & TEXTILE PRODUCTS - 0.3%
2,585	NIKE, Inc., Class B	$242,938

	BEVERAGES - 0.2%
920	PepsiCo, Inc.	161,009

	CABLE & SATELLITE - 0.7%
12,107	Comcast Corporation, Class A	524,838

	ENTERTAINMENT CONTENT - 1.1%
7,056	Walt Disney Company	863,372

	HEALTH CARE REIT - 0.1%
22,861	Medical Properties Trust, Inc.	107,447

	INTERNET MEDIA & SERVICES - 0.2%
1,130	Alphabet, Inc., Class C(a)	172,054

	MORTGAGE FINANCE - 10.4%
396,182	AGNC Investment Corporation	3,922,202
216,613	Annaly Capital Management, Inc.	4,265,110
		8,187,312
	OFFICE REIT - 0.0%(b)
1,071	Orion Office REIT, Inc.	3,759

	SEMICONDUCTORS - 0.8%
13,835	Intel Corporation	611,092

	TECHNOLOGY HARDWARE - 0.4%
1,763	Apple, Inc.	302,319

	TECHNOLOGY SERVICES - 0.5%
6,345	PayPal Holdings, Inc.(a)	425,052

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.3% (Continued)
	TELECOMMUNICATIONS - 0.6%
12,151	Verizon Communications, Inc.	$509,856

	TOTAL COMMON STOCKS (Cost $16,091,063)	12,111,048

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 57.0%
	ASSET MANAGEMENT — 4.0%
3,000,000	Charles Schwab Corporation(c)	SOFRRATE + 2.500%	5.8530	05/19/34	3,075,883

	BANKING — 28.9%
2,400,000	Bank of America Corporation(c)	H15T5Y + 1.200%	2.4820	09/21/36	1,921,143
4,600,000	Bank of America Corporation(c)	H15T5Y + 2.000%	3.8460	03/08/37	4,071,711
1,250,000	Citigroup, Inc.		6.6250	06/15/32	1,341,639
1,000,000	Citigroup, Inc.(c)	SOFRRATE + 2.661%	6.1740	05/25/34	1,014,878
3,000,000	Citigroup, Inc.		6.1250	08/25/36	3,122,436
100,000	JPMorgan Chase & Company		4.2500	10/01/27	97,757
5,900,000	JPMorgan Chase & Company(c)	SOFRRATE + 2.580%	5.7170	09/14/33	6,009,046
3,500,000	US Bancorp Series BB(c)	SOFRRATE + 2.110%	4.9670	07/22/33	3,313,192
1,750,000	Wells Fargo Bank NA		6.6000	01/15/38	1,915,998
					22,807,800
	INSTITUTIONAL FINANCIAL SERVICES — 10.8%
1,750,000	Goldman Sachs Group, Inc.		6.7500	10/01/37	1,913,424
6,900,000	Morgan Stanley Series F(c)	SOFRRATE + 2.620%	5.2970	04/20/37	6,627,200
					8,540,624
	SPECIALTY FINANCE — 13.3%
4,000,000	American Express Company(c)	SOFRRATE + 2.255%	4.9890	05/26/33	3,900,991
6,725,000	Capital One Financial Corporation(c)	SOFRRATE + 2.370%	5.2680	05/10/33	6,616,476
					10,517,467

	TOTAL CORPORATE BONDS (Cost $45,805,083)				44,941,774

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 97.6%
	AGENCY FIXED RATE — 88.7%
1,869,573	Fannie Mae Pool(e)	5.5000	11/01/52	$1,867,552
801,545	Ginnie Mae I Pool	4.0000	01/15/46	777,541
2,312,780	Ginnie Mae I Pool(e)	6.0000	06/15/53	2,463,838
1,150,624	Ginnie Mae II Pool	4.0000	09/20/47	1,073,511
1,005,559	Ginnie Mae II Pool	4.5000	02/20/48	968,978
5,007,888	Ginnie Mae II Pool(e)	2.5000	03/20/51	4,180,779
631,156	Ginnie Mae II Pool	3.0000	07/20/51	544,528
2,712,956	Ginnie Mae II Pool(e)	3.0000	07/20/51	2,340,533
3,789,127	Ginnie Mae II Pool(e)	3.0000	09/20/51	3,272,247
1,009,125	Ginnie Mae II Pool	2.0000	03/20/52	781,176
7,240,169	Ginnie Mae II Pool(e)	5.5000	10/20/52	7,437,188
1,364,696	Ginnie Mae II Pool(e)	5.5000	02/20/53	1,401,661
1,627,346	Ginnie Mae II Pool	6.0000	03/20/53	1,730,656
5,095,082	Ginnie Mae II Pool(e)	6.5000	03/20/53	5,488,470
2,624,276	Ginnie Mae II Pool(e)	6.5000	03/20/53	2,823,712
1,088,530	Ginnie Mae II Pool(e)	5.5000	04/20/53	1,118,016
1,767,498	Ginnie Mae II Pool(e)	5.5000	04/20/53	1,815,598
1,220,617	Ginnie Mae II Pool(e)	6.0000	04/20/53	1,298,109
2,648,474	Ginnie Mae II Pool(e)	5.5000	06/20/53	2,720,549
1,015,819	Ginnie Mae II Pool(e)	5.5000	06/20/53	1,043,335
1,719,085	Ginnie Mae II Pool	5.5000	06/20/53	1,765,854
9,895,753	Ginnie Mae II Pool(e)	6.0000	06/20/53	10,530,424
1,220,949	Ginnie Mae II Pool	5.0000	07/20/53	1,264,459
1,106,936	Ginnie Mae II Pool(e)	5.5000	07/20/53	1,136,887
1,068,901	Ginnie Mae II Pool(e)	5.5000	07/20/53	1,097,823
1,009,882	Ginnie Mae II Pool(e)	6.5000	09/20/53	1,086,483
5,560,818	Ginnie Mae II Pool(e)	5.5000	11/20/53	5,562,015
1,007,056	Ginnie Mae II Pool(e)	6.0000	11/20/53	1,070,834
1,263,777	Ginnie Mae II Pool	4.5000	02/20/54	1,274,750
				69,937,506
	AGENCY MBS OTHER — 8.9%
1,678,116	Ginnie Mae II Pool	5.0000	05/20/53	1,737,926
1,609,320	Ginnie Mae II Pool(e)	5.5000	05/20/53	1,653,115

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 97.6% (Continued)
	AGENCY MBS OTHER — 8.9% (Continued)
1,107,919	Ginnie Mae II Pool(e)	6.0000	01/20/53	$1,178,180
1,185,051	Ginnie Mae II Pool	6.0000	06/20/53	1,260,285
1,103,773	Ginnie Mae II Pool(e)	6.5000	06/20/53	1,187,665
				7,017,171

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $76,346,900)			76,954,677

	TOTAL INVESTMENTS - 169.9% (Cost $138,243,046)			$134,007,499
	LIABILITIES IN EXCESS OF OTHER ASSETS - (69.9)%			(55,115,735)
	NET ASSETS - 100.0%			$78,891,764

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Unrealized (Depreciation)
100	CBOT 10 Year US Treasury Note	06/18/2024	$11,079,688	$(18,281)
	TOTAL FUTURES CONTRACTS

REVERSE REPURCHASE AGREEMENTS

Principal Amount ($)	Counterparty	Acquired Date	Interest (%)	Maturity	Fair Value
$(24,000,000)	INTL FCStone	3/28/2024	5.5100	4/3/2024	$(24,000,000)
(28,718,000)	Goldman Sachs	3/7/2024	5.4600	4/5/2024	(28,718,000)
(4,058,000)	Goldman Sachs	3/8/2024	5.4600	4/5/2024	(4,058,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $56,776,000)					$(56,776,000)

REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Variable rate security; the rate shown represents the rate on March 31, 2024.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	This security has been pledged as collateral for securities sold under agreements to repurchase of $63,775,013.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statement of Assets and Liabilities (Unaudited)
March 31, 2024

Assets:
Investments, at fair value (cost $138,243,046) - including $63,775,013 of securities held in a pledge account for repurchase agreements collateral	$134,007,499
Cash	62,803
Interest receivable	981,105
Deposits with broker for futures contracts	638,231
Dividend receivable	188,447
Variation margin on futures contracts	7,813
Prepaid expenses and other assets	6,249
Total Assets	135,892,147

Liabilities:
Reverse repurchase agreements (proceeds $56,776,000)	56,776,000
Interest payable for reverse repurchase agreements	138,354
Distribution fees payable	46,402
Payable to related parties	30,738
Accrued expenses and other liabilities	8,889
Total Liabilities	57,000,383
Contingencies & Commitments	—
Net Assets	$78,891,764

Net assets:
Paid-in capital	$99,464,052
Accumulated losses	(20,572,288)
Total Net Assets	$78,891,764

Shares outstanding, $0 par value, unlimited shares authorized
Class A Shares	8,169,619
Class C Shares	1,348,239
9,517,858

Class A Shares:
Net Assets	$67,737,182
Net assets and redemption price per share (a)	$8.29
Maximum offering price per share (maximum sales charge of 3.50%)	$8.59
Class C Shares:
Net Assets	$11,154,582
Net assets, offering price and redemption price per share (a)	$8.27

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2024

Investment income:
Interest	$3,403,988
Dividends	609,983
Less: foreign tax withholding	(61,247)
Total investment income	3,952,724

Expenses:
Interest and leverage related expenses	1,718,608
Investment advisory fees	443,380
Distribution fees:
Class A	83,908
Class C	54,792
Administration fee	34,715
Professional fees	22,765
Transfer agent fees	17,433
Directors’ fees	15,001
Audit and accounting fees	11,984
Printing expenses	8,250
Custody fees	7,164
Legal fees	5,719
Fund accounting fees	5,300
Insurance expense	4,249
Shareholder service fees	3,400
Other expenses	2,129
Total expenses	2,438,797
Less: Advisory fees waived by Adviser	(273,530)
Net expenses	2,165,267
Net investment income	1,787,457

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments and options purchased	(117,437)
Futures contracts	101,904
(15,533)
Net change in unrealized gain (loss):
Investments and options purchased	7,481,751
Futures contracts	(92,031)
7,389,720

Net realized and unrealized gain on investments	7,374,187
Net increase in net assets from operations	$9,161,644

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statements of Changes in Net Assets

	For The Six Months	For The Year
	Ended	Ended
	March 31, 2024	September 30, 2023
From Operations:	(Unaudited)
Net investment income	$1,787,457	$3,301,755
Net realized loss on investments, options contracts and futures contracts	(15,533)	(515,350)
Net change in unrealized gain (loss) on investments, options contracts and futures contracts	7,389,720	1,098,129
	9,161,644	3,884,534

Distributions to shareholders:
Total distributions
Class A	(1,612,061)	(3,011,848)
Class C	(247,576)	(396,353)
Return of capital
Class A	—	(433,286)
Class C	—	(70,812)
Total Distributions to shareholders:	(1,859,637)	(3,912,299)

From capital share transactions:
Shares sold
Class A	964,023	2,420,822
Class C	258,000	214,000

Shares issued in reinvestment of distributions
Class A	410,818	1,045,928
Class C	89,818	151,860

Shares redeemed
Class A	(6,614,298)	(3,056,474)
Class C	(854,215)	(889,952)

Redemption fees
Class A	289	—
Net decrease in net assets from capital share transactions	(5,745,565)	(113,816)

Net Increase (Decrease) in Net Assets	1,556,442	(141,581)

Net Assets:
Beginning of Period	$77,335,322	$77,476,903
End of Period	$78,891,764	$77,335,322

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statement of Cash Flows (Unaudited)
For the Six Months Ended March 31, 2024

Cash used in operating activities
Net increase in net assets resulting from operations	$9,161,644
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(20,954,060)
Proceeds from sales of investments	24,571,532
Proceeds from paydowns on investments	1,033,001
Amortization of premiums on investments, net	1,898
Net realized gain on investments, options contracts and futures contracts	131,986
Net change in unrealized gain (loss) on investments, options contracts and futures contracts	(7,481,751)

Decrease (increase) in assets:
Variation margin on futures contracts	(7,813)
Interest receivable	35,698
Dividend receivable	3,429
Prepaid expenses and other assets	(4,207)
Increase (decrease) in liabilities:
Variation margin on futures contracts	(11,424)
Distribution fees payable	5,296
Payable to related parties	3,102
Accounts payable and other accrued expenses	(54,333)
Net cash provided by operating activities	6,433,998

Cash flows from financing activities:
Proceeds from shares sold	1,222,023
Increase in borrowings, net of repayments of $973,441,000)	672,972
Payment of shares redeemed	(7,468,513)
Redemption fees	289
Distributions to shareholders	(1,359,001)
Net cash used in financing activities	(6,932,230)

Net decrease in cash	(498,232)
Cash at beginning of period	1,199,266
Cash at end of period (includes deposits with broker)	$701,034

Cash	62,803
Restricted Cash Held with Broker	638,231
Reconciliation to cash balance	$701,034

Supplemental disclosures:
Interest paid	$1,732,636
Non-Cash Financing Activities:
Dividends reinvested	$500,636

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

	Class A
	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Year Ended
	March 31, 2024		September 30, 2023	September 30, 2022	September 30, 2021
	(Unaudited)
Per-share operating performance:
Net asset value, beginning of period	$7.55		$7.55	$10.39	$9.77

Income from investment operations:
Net investment income*	0.19		0.33	0.24	0.25
Net realized and unrealized gain (loss) from investment operations	0.74		0.06	(2.67)	0.79
	0.93		0.39	(2.43)	1.04
Less distributions:
Dividends from net investment income	(0.19)		(0.34)	(0.38)	(0.42)
Return of capital	—		(0.05)	(0.03)	—
Total distributions	(0.19)		(0.39)	(0.41)	(0.42)

Paid in capital from redemption fees*	—		—	0.00 ^	0.00 ^
Net asset value, end of period	$8.29		$7.55	$7.55	$10.39

Total investment return based on net asset value per share**	12.47	% (a)	5.07%	(24.00)%	10.77%

Ratios as a percentage of average net assets:
Expenses***:
before waiver	6.14	% (b)	5.62%	2.41%	1.90%
net of waiver	5.44	% (b)	4.72%	1.99%	1.58%
Net investment income	4.68	% (b)	4.18%	2.56%	2.45%
Net assets, end of period (in thousands)	$67,737		$66,691	$66,340	$86,658

Portfolio turnover rate	15	% (a)	109%	139%	14%

*	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

**	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees, total returns would have been lower.

***	Expenses. excluding interest and leverage related expenses:

before waiver	1.74%	1.83%	1.73%	1.77%
net of waiver	1.04%	0.93%	1.31%	1.45%

^	Less than $0.01 per share.

(a)	Not annualized.

(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

	Class C
	For the Six months Ended		For the Year Ended	For the Year Ended	For the Year Ended
	March 31, 2024		September 30, 2023	September 30, 2022	September 30, 2021
Per-share operating performance:	(Unaudited)
Net asset value, beginning of period	$7.55		$7.55	$10.37	$9.75

Income from investment operations:
Net investment income*	0.16		0.28	0.17	0.17
Net realized and unrealized gain (loss) from investment operations	0.74		0.05	(2.67)	0.79
	0.90		0.33	(2.50)	0.96
Less distributions:
Dividends from net investment income	(0.18)		(0.28)	(0.29)	(0.34)
Return of capital	—		(0.05)	(0.03)	—
Total distributions	(0.18)		(0.33)	(0.32)	(0.34)

Paid in capital from redemption fees*	—		—	0.00 ^	0.00 ^
Net asset value, end of period	$8.27		$7.55	$7.55	$10.37

Total investment return based on net asset value per share**	12.03	% (a)	4.19%	(24.56)%	9.89%

Ratios as a percentage of average net assets:
Expenses***:
before waiver	6.89	% (b)	6.36%	3.13%	2.64%
net of waiver	6.19	% (b)	5.49%	2.73%	2.32%
Net investment income	3.97	% (b)	3.40%	1.80%	1.68%

Net assets, end of period (in thousands)	$11,155		$10,644	$11,137	$14,649
Portfolio turnover rate	15	% (a)	109%	139%	14%

*	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

**	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees, total returns would have been lower.

***	Expenses. excluding interest and leverage related expenses:

before waiver	2.49%	2.58%	2.46%	2.51%
net of waiver	1.79%	1.71%	2.06%	2.19%

^	Less than $0.01 per share.

(a)	Not annualized.

(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited)
March 31, 2024

Note 1 -	Organization and Significant Accounting Policies

Prior to June 17, 2021, the Atlas U.S. Tactical Income Fund, Inc. (the “Fund”) was a diversified, leveraged, open-end, redeemable at will, mutual fund investment company registered under the Puerto Rico Investment Companies Act of 2013 (the Act), as amended, and organized under the laws of the Commonwealth of Puerto Rico. The Fund was incorporated on June 17, 2015, and started operations on October 1, 2015. Since June 17, 2021, the Fund has been registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize total return, consistent with preservation of capital.

The Fund currently offers Class A and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Class C shares are offered at net asset value. The Fund charges a fee of 1% on redemptions of shares held for less than 60 days. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The following is a summary of significant accounting policies followed by the Fund:

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Net Asset Value

The net asset value per share of the Fund is determined as of the close of regular trading on each day that the New York Stock Exchange is open for business by adding the assets value of all securities and other assets of the Fund, then subtracting its liabilities, and then dividing the result by the total number of shares outstanding.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Note 1 -	Organization and Significant Accounting Policies – (continued)

Fair Value Measurements

The Fund follows the provisions of FASB ASC 820 – “Fair Value Measurements and Disclosures” for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring basis and defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Investment Transactions

Investment transactions are recorded on the trade date. Differences between cost and fair values are reflected as unrealized appreciation or depreciation on investments. The Fund uses the high-cost method for determining realized gains or losses on investments.

Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities are accreted or amortized using the effective interest method.

Taxation

The Fund recognizes the tax benefits of uncertain tax positions only where the position is more likely than not to be sustained on its merits in examination by the tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years. As of March 31, 2024, there were no uncertain tax positions for the Fund or unrecognized tax benefits. The Fund remains subject to income tax examinations for its PR income taxes filed for the fiscal years 2019 to 2023, or expected to be filed in 2024.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a tax of 15%. Moreover, distribution of capital gain dividends, if any to (a) Puerto Rico individuals, estates, and trusts are subject to a tax of 15% and (b) Puerto Rico corporations are subject to a tax of 20%. The tax withholdings are effected at the time of payment of the corresponding dividend. Otherwise, tax distributions are subject to regular income tax. Individual shareholders may be subject to alternate basic tax on certain fund distributions. Certain Puerto Rico entities receiving taxable income dividends are entitled to claim an 85% dividends received deduction. Fund shareholders are advised to consult their own tax advisers.

REIT distributions – The character of distributions received from Real Estate Investment Trusts (’‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Note 1 -	Organization and Significant Accounting Policies – (continued)

In addition, the Fund is exempt from United States income taxes, except for dividends received from United States sources, which are subject to a 10% United States withholding tax, if certain requirements are met. Dividend income is recorded net of taxes.

Shares Issues and Redemptions

In accordance with the terms of the Fund, a net asset value per share is determined for each share class, as of the close of business on every business day for the purposes of issuance and redemption of the Fund’s shares. The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The Fund received $289 and $0 in redemption fees for the six months ended March 31, 2024, and September 30, 2023, respectively.

Dividends and Distributions to Shareholders

The Fund distributes income on a monthly basis. The Fund does not generally intend to distribute capital gains unless the Board of Directors of the Fund (the “Board”) determines that capital gains must be distributed to holders of shares in order to ensure advantageous tax treatment for the Fund or its shareholders.

Concentration of Credit Risk

The Fund is designated as a diversified fund which may not invest more than 5% of the Fund’s total assets in a single issuer with the exception of obligations guaranteed by the U.S. Government or one of its agencies nor invest more than 10% of the outstanding voting securities of an issuer and has at least 75% of the Fund’s assets invested in cash and cash equivalents, Government securities, securities of other investment companies.

Financial instruments that potentially expose the Fund to certain concentrations of credit risk include cash in bank accounts. The cash deposits, at times, may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”).

Deposit accounts, including checking and savings accounts, money market deposit accounts and certificates of deposit are standardly insured up to $250,000 by the FDIC. The standard insurance coverage is per depositor, per insured bank. Cash deposits with counter parties for futures and options are uninsured. At March 31, 2024, the Fund had uninsured cash deposits fully related to broker deposits and variation funds for futures and options. The Fund has not experienced any losses on such accounts. As of March 31, 2024, the Fund held $62,803 in cash at U.S. Bank, N.A. The Fund held $638,231 at Interactive Brokers.

Futures Contracts – The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. To manage equity price risk, the Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit, in a segregated account, a specified amount of cash which is classified as “cash deposit” with broker in the accompanying Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by the Fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after the Fund’s Schedule of Investments.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Note 1 -	Organization and Significant Accounting Policies – (continued)

Options Transactions – The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase options to help hedge against risk.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The effect of derivative instruments on the Statement of Assets and Liabilities at March 31, 2024, were as follows:

		Location of derivatives on Statement of	Fair value of
Derivative	Risk Type	Assets and Liabilities	asset/liability derivatives
Futures contracts	Interest Rate	Variation margin on futures contracts	$7,813
		Total	$7,813

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2024, were as follows:

			Realized and
			unrealized gain
Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
Futures	Interest Rate	Net realized gain from futures contracts	$101,904
Futures	Interest Rate	Net change in unrealized appreciation on futures contracts	(92,031)
Options purchased	Equity/Interest Rate	Net realized loss from investments	(69,741)
Options purchased	Interest Rate	Net change in unrealized appreciation on investments	26,016
		Total	$(33,852)

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Note 1 -	Organization and Significant Accounting Policies – (continued)

The notional value of the derivative instruments outstanding as of March 31, 2024, as disclosed in the Schedule of Investments and the realized gain and loss amounts and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2024, amounted to $20,954,060 and $24,571,532, respectively.

Note 2 -	Fair Value Measurements

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the primary exchange’s regular trading session on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond pursuant to fair valuation policies and procedures adopted by the Board if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. The Board has designated Atlas Asset Management LLC, the Fund’s adviser (the “Adviser”), as its valuation designee. Futures contracts are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Exchange traded options are valued at the last sale price or in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Open-end underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

The Fund determines the fair value of its financial instruments based on the GAAP Fair Value Measurement framework, which establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Note 2 -	Fair Value Measurements – (continued)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2024, for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,111,048	$—	$—	$12,111,048
Corporate Bonds	—	44,941,774	—	44,941,774
U.S. Government & Agencies	—	76,954,677	—	76,954,677
Total Assets	$12,111,048	$121,896,451	$—	$134,007,499
Liabilities
Reverse Repurchase Agreements	$—	$(56,776,000)	$—	$(56,776,000)
Futures Contracts**	(18,281)	—	—	(18,281)
Total Liabilities	$(18,281)	$(56,776,000)	$—	$(56,794,281)

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

**	Represents cumulative depreciation on futures contracts at March 31, 2024.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Note 2 -	Fair Value Measurements – (continued)

The following is a description of the Fund’s valuation methodologies used for assets and liabilities measured at fair value:

Equity Securities – Equity securities include common stock, exchange traded funds and master limited partnerships. Equity securities with quoted market prices obtained from an active exchange market are classified as Level 1.

Exchange-Traded Funds (“ETFs”) – ETFs are priced continuously during normal trading hours in an active exchange market. The net asset value (NAV) of ETFs is calculated at the end of each trading day, at market close. ETFs are classified as Level 1.

U.S. Government Agency Debentures, Mortgage-Backed and Instrumentalities – Fair value for these securities is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and quoted market prices for similar securities. Other US Government debt securities, other than U.S. Treasury Notes, are classified as Level 2.

Corporate Bonds – The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Note 3 -	Management, Advisory, Distribution and Other Fees

Investment Advisory Fees

The Adviser provides investment advisory services to the Fund. The Adviser charges an investment advisory fee at an annual rate of 0.65% on the first $100 million, 0.60% on the next $200 million and 0.55% on assets exceeding $300 million on the Fund’s average daily gross assets. For the six months ended March 31, 2024, $443,380 of investment advisory fees was earned by the Adviser.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least January 31, 2025 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Directors, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.15% of the average daily gross assets of the Fund’s Class A shares and 1.90% of the average daily gross assets of the Fund’s Class C shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the six months ended March 31, 2024, the Adviser voluntarily waived fees of $273,530 which is not subject to recapture by the Adviser.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Note 3 -	Management, Advisory, Distribution and Other Fees – (continued)

Distribution (12b-1) Fees

The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The distribution fee amounts to an annual rate of 0.25% and 1.00% of the Class A and Class C shares, respectively, computed on the Fund’s average daily net assets. For the six months ended March 31, 2024, $83,908 for Class A and $54,792 for Class C of distribution fees was paid by the Fund. The Distributor acts as the Funds principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended March 31, 2024, the Distributor received $18,901 in underwriting commissions for sales of Class A shares, of which $1,388 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as noted below.

Other Fees

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with UFS, UFS pays for certain operating expenses of the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

Certain officers and directors of the Fund are also officers and directors of the Adviser. The Fund also has three independent directors, who are paid based upon fees per meeting and disclosed in the Prospectus. For the six months ended March 31, 2024, the independent directors received $15,001 in fees.

Note 4 -	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments. Some of these requirements and limitations are imposed statutorily or by regulation, while others are by procedures established by the Board. The most significant requirements and limitations are discussed below.

The Fund is prohibited from investing in direct or indirect obligations issued by the Commonwealth of Puerto Rico or any of its instrumentalities or any security deemed illiquid by the Adviser.

Normally, at least 20% of the Fund’s assets must be invested solely in securities issued by Government National Mortgage Association (“GNMA” or “Ginnie Mae”), Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) representing an interest in or guaranteed by mortgages on real property located in Puerto Rico.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Note 5 -	Share Transactions

The Fund is authorized to issue an unlimited number of Class A and Class C shares of common stock with no par value per share. Transactions in shares during the six months ended March 31, 2024, and the year ended September 30, 2023, were as follows:

March 31, 2024
	Shares
	Class A	Class C
Shares sold	120,341	31,612
Shares issued in reinvestment of distributions	51,676	11,249
Shares redeemed	(837,369)	(104,633)

Net decrease	(665,352)	(61,772)

Shares outstanding
Beginning of period	8,834,971	1,410,011
End of period	8,169,619	1,348,239

September 30, 2023
	Shares
	Class A	Class C
Shares sold	302,815	26,791
Shares issued in reinvestment of distributions	132,462	19,209
Shares redeemed	(385,789)	(111,909)

Net increase (decrease)	49,488	(65,909)

Shares outstanding
Beginning of year	8,785,483	1,475,920
End of year	8,834,971	1,410,011

Note 6 -	Tax Information

The Fund is exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the Puerto Rico Internal Revenue Code of 2011, as amended.

The Fund will be treated as a “passive foreign investment company” (“PFIC”) under the United States Internal Revenue Code of 1986, as amended (the “US Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the US Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account, which, under the US Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Note 6 -	Tax Information - (continued)

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

Note 7 -	Tax Components of Capital

The tax attributes of distributions paid during the fiscal years ended September 30, 2023 and September 30, 2022, were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2023	September 30, 2022
Ordinary Income	$(3,408,201)	$(3,755,877)
Long-Term Capital Gain	—	—
Return of Capital	(504,098)	(319,626)
Total	$(3,912,299)	$(4,075,503)

The Fund’s net investment income and net realized gain (loss) on investments and futures contracts reflected in the financial statements differ from distributable net investment income and net realized gain (loss) on investments and futures contracts for tax purposes. Permanent book and tax differences are primarily attributable to the tax adjustments for real estate investment trusts and partnerships, and paydowns from mortgage-backed securities, as follows:

2023
Net investment income per statement of operations	$3,301,755
Tax adjustments for real estate investment trusts and partnerships	—
Reclassification of realized loss on securities’ paydown for tax purposes	106,446
Distributable net investment income for tax purposes	$3,408,201

Net realized loss on investments and derivatives per statement of operations	$(515,350)
Tax adjustments for real estate investment trusts and partnerships	—
Reclassification of realized loss on securities’ paydown for tax purposes	(106,446)
Net realized loss on investments and derivatives for tax purposes	$(621,796)

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Note 7 -	Tax Components of Capital - (continued)

The accumulated net investment loss and accumulated net realized loss on investments (tax basis) and derivatives, respectively, (for tax purposes) at September 30, 2023, were as follows:

2023
Undistributed net investment income, beginning of the year	$—
Net investment income for the year	3,408,201
Distributions	(3,408,201)
Accumulated net investment loss, end of the year	$—

Accumulated net realized loss on investments and derivatives, beginning of the year	$(15,608,951)
Net realized loss on investment and derivatives for the year, tax basis	(621,796)
Distributions	—
Accumulated net realized loss on investments and derivatives, end of the year, tax basis	$(16,230,747)

Note 8 -	Securities Sold Under Agreements to Repurchase

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The reverse repurchase agreements on the Statement of Assets and Liabilities are recorded at their contractual amount, which approximates their fair value based on Level 2 inputs in the fair value hierarchy.

At March 31, 2024, the Fund had outstanding $56,776,000 in securities sold under agreements to repurchase.

Summarized information on such borrowing was as follows:

Weighted-average interest rate at end of the period	5.48%
Maximum aggregate balance outstanding at any time during the period	$66,201,000
Average balance outstanding during the period	$60,790,410
Weighted-average interest rate during the period	5.56%

At March 31, 2024, the interest rates on three outstanding agreements with maturities up to April 5, 2024, were 5.51%, 5.46% and 5.46%.

At March 31, 2024, investment securities amounting to $63,377,013 were pledged as collateral for securities sold under agreements to repurchase, limited to the reverse repurchase balance. The counterparties under such agreements to repurchase have the right to sell or repledge the investment securities. Interest payable on securities sold under agreements to repurchase amounted to $138,354 at March 31, 2024.

No trades were executed by any affiliate of the Adviser.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Note 9 –	Risks and Uncertainties

Leverage Risk. The use of leverage by the Fund creates an opportunity for increased net income, but at the same time, creates special risks. Because, under normal market conditions, obligations with longer-term or medium-term maturities produce higher yields than short-term obligations, the Adviser believes that the spread inherent in the difference between the short-term rates paid by the Fund in the course of leveraging and the longer-term rates received by the Fund from securities purchased with the proceeds of such leverage will provide holders of the shares with a potentially higher yield. Investors should note, however, that leverage creates certain risks for shareholders, including higher volatility in the net asset value and market value of the shares as well as in the dividend rate paid by the Fund on the shares. Since any decline in the value of the Fund’s investment will be borne entirely by the shareholders, the effect of leverage in the declining market would result in a greater decrease in net asset value per share than if the Fund were not leveraged, which will result in a lower redemption price of the shares. The effect of leverage may cause a shareholder to lose all or a portion of its investment in the Fund.

Mortgage-Backed Securities Risk. Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Note 10 –	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments and leverage. Some of these requirements and limitations are imposed statutorily or by regulation while others are imposed by procedures established by the Board of Directors. The most significant requirements and limitations are discussed below. In accordance with the requirements of the Puerto Rico Investment Companies Act and rulings issued by the Commissioner of Financial Institutions (“OCFI”), the Fund is required to invest at least 20% of the Fund’s total assets in Puerto Rico Assets (the “20% investment requirement”). The balance of the Fund’s assets is invested in U.S. debt and other fixed-income obligations. The Fund continues to be required to invest at least 90% of its assets in securities that are rated, at the time of purchase, within the highest rating category by one or more nationally recognized statistical rating organizations or are deemed of comparable quality by the Fund’s investment adviser. The OCFI granted a waiver that permits the Fund to maintain PR assets acquired prior to the effective date of the change in investment policy. Therefore, the Fund will gradually achieve the approved investment policy and applicable compliance ratios with the gradual disposal of assets as market and economic conditions permit.

The Fund’s investment objective and fundamental policies may not be changed without the vote of a majority of the Fund’s outstanding shares of common stock and the consent of the Commissioner. All other investment policies and limitations, however, subject to applicable Puerto Rico law, may be changed by the Board of Directors of the Fund without the approval of either the Fund’s shareholders or the Commissioner. The Fund’s leverage, as measured by the ratio of total assets, may not exceed 33 1⁄3%. Should this ratio be exceeded, the Fund is precluded from further leverage transactions until the maximum 33 1⁄3% ratio is restored. The Fund may issue preferred stock, debt securities and other forms of leverage to the extent that immediately after their issuance the value of the Fund’s total assets less all the Fund’s liabilities and indebtedness which are not represented by preferred stock, debt securities, or other forms of leverage being issued or already outstanding is equal to or greater than 300% of the aggregate par value of all outstanding preferred stock (not including any

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Note 10 –	Investment and Other Requirements and Limitations – (continued)

accumulated dividends or other distributions attributable to such preferred stock) and the total amount outstanding of debt securities and other forms of leverage.

Offsetting of Financial Assets and Derivative Assets and Liabilities

The Fund’s policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the repurchase agreements. The following table shows additional information regarding repurchase agreements and the offsetting of assets and liabilities at March 31, 2024.

Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of	Financial
	of Recognized	Assets &	Assets &	Instruments	Collateral
Description	Liabilities	Liabilities	Liabilities	Pledged(1)	Pledged/(Received)
Reverse repurchase agreements	$56,776,000	$—	$56,776,000	$56,776,000	$—

(1)	The amount is limited to the reverse repurchase balance and accordingly does not include excess collateral pledged.

Remaining Contractual maturity of the lending agreement

	Overnight &			Greater than
	Continuous	Up to 30 Days	30-90 Days	90 Days	Total
US Government Agency Obligations	$—	$56,776,000	$—	$—	$56,776,000

Gross amount of unrecognized liabilities for reverse repurchase agreements					$56,776,000

Note 11 –	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2024, Pershing LLC, an account holding shares for the benefit of others in nominee name, held approximately 79% of the voting securities for the Fund. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the Fund.

Note 12 –	Regulatory Updates

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Note 13 –	Commitments and Contingencies

The Fund indemnifies its officers and Directors for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Note 14 –	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Atlas U.S. Tactical Income Fund, Inc.
DISCLOSURE OF FUND EXPENSES (Unaudited)
March 31, 2024

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning October 1, 2023 through March 31, 2024.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending Account	Expenses Paid
	Beginning Account	Value	During Period *
	Value (10/1/23)	(3/31/24)	(10/1/23 to 3/31/24)
Actual
Class A	$1,000.00	$1,124.70	$28.90
Class C	$1,000.00	$1,120.30	$32.81
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$997.80	$27.17
Class C	$1,000.00	$994.05	$30.86

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratios of 5.44% and 6.19% for Class A and Class C, respectively, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

ANNUAL SHAREHOLDER MEETING PROXY VOTE RESULTS (Unaudited)

The Annual Meeting of Shareholders of the Fund was held on January 26, 2024, to elect the following nominees to the Board of Directors of the Fund. The votes cast for each Director were as follows:

		Shares Withheld for
Proposed Director	Shares Voted For	Each Director
Paul Hopgood	8,207,742	7,094
Eduardo Inclán	8,207,742	7,094
Fernando Nido	8,207,742	7,094
Jorge Padilla	8,207,742	7,094
Jaime Pandal	8,207,742	7,094

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended March 31, 2024, the Fund’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Atlas U.S. Tactical Income Fund, Inc.

MAY 21, 2021

PRIVACY POLICY

In the course of doing business with shareholders, the Atlas Fund (the “Fund”) collect nonpublic personal information about shareholders. “Nonpublic personal information” is personally identifiable financial information about shareholders. For example, it includes shareholders’ social security number, account balance, bank account information and purchase and redemption history.

The Fund collects this information from the following sources:

➢	Information we receive from shareholders on applications or other forms;

➢	Information about shareholder transactions with us and our service providers, or others;

➢	Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Fund disclose and to whom does the Fund disclose information.

The Fund only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders:

➢	To government entities, in response to subpoenas or to comply with laws or regulations.

➢	When shareholders direct us to do so or consent to the disclosure.

➢	To companies that perform necessary services for the Fund, such as data processing companies that the Fund use to process shareholders transactions or maintain shareholder accounts.

➢	To protect against fraud, or to collect unpaid debts. Information about former shareholders.

If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

How the Fund safeguards information.

Within the Fund, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Fund and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Atlas U.S. Tactical Income Fund, Inc.

MAY 21, 2021

PRIVACY NOTICE

In order to provide the products and services of the Fund, we may collect nonpublic, personal information from you. We consider such information to be private and confidential and are committed to respecting your privacy and protecting your information.

We may collect nonpublic, personal information about you from the following sources:

➢	Information that you provide us on applications and other forms;

➢	Information that we generate to service your account, such as account statements; and

➢	Information that we may receive from third parties.

We do not disclose nonpublic, personal information about you without your authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund, including transfer agents and mailing services. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities and require third parties to treat your non-public personal information with the same high degree of confidentiality.

We restrict access to your nonpublic, personal information to those employees who need to know such information to provide products or services to you. We maintain certain physical, electronic and procedural safeguards that are designed to protect your nonpublic, personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or Fund company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-969-8440 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-969-8440.

INVESTMENT ADVISER
Atlas Asset Management LLC
Buchanan Office Center
Road 165 #40, Suite 201
Guaynabo, Puerto Rico 00968

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

ATLAS-SAR24

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Atlas U.S. Tactical Income Fund, Inc.

By (Signature and Title)

/s/ Paul Hopgood

Paul Hopgood, President/Principal Executive Officer

Date 6/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Paul Hopgood

Paul Hopgood, President/Principal Executive Officer

Date 6/5/24

By (Signature and Title)

/s/ Jaime Pandal

Jaime Pandal, Treasurer/Principal Financial Officer

Date 6/5/24